SCHEDULE OF ACCOUNTS RECEIVABLE AND DEFERRED REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 215	$ 495
Deferred revenue	$ 538	$ 996